Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,316
Other provisions at end of period	1,894	€ 2,316
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	943	909
Additions and accretion	213	178
Retirements/amount applied	(116)	(97)
Transfers	(296)
Translation differences and other	(67)	(47)
Other provisions at end of period	677	943
Dismantling of assets | Telefónica United Kingdom
Disclosure of other provisions [line items]
Transfers	89
Dismantling of assets | Telxius Group
Disclosure of other provisions [line items]
Transfers	212
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	2,316	3,138
Reclassification entry into force IFRIC 23		(856)
Additions and accretion	568	946
Retirements/amount applied	(500)	(841)
Transfers	(62)	19
Translation differences and other	(428)	(90)
Other provisions at end of period	1,894	€ 2,316
Other provisions | Telefónica United Kingdom
Disclosure of other provisions [line items]
Transfers	€ 74